Commitments and contingencies (Details) SFr in Millions									1 Months Ended		6 Months Ended	12 Months Ended
	Jul. 02, 2026 USD ($)	Jul. 02, 2026 EUR (€)	Jul. 01, 2026 USD ($)	Jul. 01, 2026 EUR (€)	Feb. 18, 2026 USD ($)	Feb. 18, 2026 EUR (€)	Feb. 17, 2026 USD ($)	Feb. 17, 2026 EUR (€)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 EUR (€)	Jun. 30, 2026 EUR (€)	Dec. 31, 2025 EUR (€)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CHF (SFr)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CHF (SFr)	Nov. 01, 2022 USD ($)	Nov. 01, 2022 CHF (SFr)
Disclosure of contingent liabilities in business combination [line items]
Future lease payments under short term leases not recognized													$ 0		$ 0
Contractual capital commitments																	$ 79,300,000	SFr 64.1
Capital commitments													50,200,000	SFr 40.6	58,200,000	SFr 44.4
Estimated financial effect of contingent assets													$ 0		$ 0
Losses on litigation settlements | €											€ 0	€ 0
2025 Guardant Health Suit
Disclosure of contingent liabilities in business combination [line items]
Litigation settlement, amount awarded from other party					$ 500,000	€ 400,000	$ 500,000	€ 400,000
Proceeds from litigation settlements classified as operating activities									$ 200,000	€ 200,000
Commencement of major litigation | 2025 Guardant Health Suit
Disclosure of contingent liabilities in business combination [line items]
Litigation settlement, amount awarded from other party	$ 400,000	€ 300,000	$ 500,000	€ 400,000
Litigation settlement, interim amount awarded from other party	100,000	100,000
Litigation settlement refund	$ 43,000.000	€ 38,000.000